ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands				12 Months Ended
	Jan. 30, 2020 USD ($) $ / shares shares	Jan. 30, 2020 CNY (¥) shares	Oct. 31, 2019 Vote $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 $ / shares shares	Oct. 30, 2019 shares	Oct. 29, 2019 shares
Entity Information [Line Items]
Number of shares authorized										100,000
Stock split ratio			0.01
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.01
Proceeds from issuance of ordinary shares in IPO				$ 16,961	¥ 110,668	¥ 47,602	¥ 404
Changhe Bio-Medical Technology (Yangzhou) Co., Ltd.
Entity Information [Line Items]
Percentage of Ownership				100.00%
Changwei System Technology (Shanghai) Co., Ltd.
Entity Information [Line Items]
Percentage of Ownership				100.00%
AnPac Bio-Medical Technology (Lishui) Co., Ltd.
Entity Information [Line Items]
Percentage of Ownership				100.00%
Shanghai Xinshenpai Technology Co., Ltd.
Entity Information [Line Items]
Percentage of Ownership				100.00%
AnPac Bio-Medical Technology (Shanghai) Co., Ltd.
Entity Information [Line Items]
Percentage of Ownership				100.00%
AnPac Technology USA Co., Ltd. (AnPac US)
Entity Information [Line Items]
Percentage of Ownership				100.00%
Lishui AnPac Medical Laboratory Co., Ltd.
Entity Information [Line Items]
Percentage of Ownership				100.00%
Shiji (Hainan) Medical Technology Ltd.
Entity Information [Line Items]
Percentage of Ownership				100.00%
Penghui Health Management Co., Ltd.
Entity Information [Line Items]
Percentage of Ownership				100.00%
Shenzhen Anchun Biomedical Technology Co., Ltd
Entity Information [Line Items]
Percentage of Ownership				51.00%
Shanghai Muqing AnPac Health Technology Co., Ltd.
Entity Information [Line Items]
Percentage of Ownership				51.00%
Class A ordinary shares
Entity Information [Line Items]
Number of shares authorized			70,000,000	70,000,000				70,000,000	700,000	71,369
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.01	$ 0.01				$ 0.01
Common Stock, Voting Rights, Number per Share | Vote			1
Issuance of ordinary shares (in shares)	1,333,360	1,333,360
Class B ordinary shares
Entity Information [Line Items]
Number of shares authorized			30,000,000	30,000,000				30,000,000	300,000	28,631
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.01	$ 0.01				$ 0.01
Common Stock, Voting Rights, Number per Share | Vote			10
Common stock Conversion per share			1
ADS
Entity Information [Line Items]
Issuance of ordinary shares (in shares)	1,333,360	1,333,360
IPO
Entity Information [Line Items]
Proceeds from issuance of ordinary shares in IPO	$ 11,565	¥ 75,460
IPO | Class A ordinary shares
Entity Information [Line Items]
Issuance of ordinary shares (in shares)	1,333,360	1,333,360
IPO | ADS
Entity Information [Line Items]
Issuance of ordinary shares (in shares)	1,333,360	1,333,360
Share Price | $ / shares	$ 12.00